Document and Entity Information	12 Months Ended
Sep. 30, 2020 shares
Entity Information [Line Items]
Entity Registrant Name	CGI Inc
Entity Central Index Key	0001061574
Current Fiscal Year End Date	--09-30
Document Type	40-F
Document Period End Date	Sep. 30, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	false
Emerging Growth Company	false
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Class A subordinate voting shares
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	230,690,875
Class B multiple voting shares
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	28,945,706